DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS AND ORGANIZATION
Schedule of consolidated assets and liabilities information and consolidated revenues, net loss and cash flow information of the Group???s VIE

	As of December 31,
	2020	2021
	RMB	RMB
Cash	42,017,215	26,835,970
Accounts receivable, net (net of allowance of nil as of December 31, 2020 and 2021, respectively)	5,588,023	10,368,064
Inventories	6,853,202	7,401,509
Prepayments and other current assets	32,496,610	48,686,054
Total current assets	86,955,050	93,291,597

Investment securities	50,000	—
Property and equipment, net	4,994,809	4,509,052
Intangible assets, net	52,084,512	44,204,317
Goodwill	3,054,923	—
Other non-current assets	1,749,304	2,389,069
Total non-current assets	61,933,548	51,102,438
Total assets	148,888,598	144,394,035

Accounts payable	6,817,776	11,444,579
Amounts due to inter-companies	129,873,104	98,986,401
Deferred revenue	34,541,710	35,217,012
Income tax payable	291,441	1,460,149
Accrued expenses and other current liabilities	49,315,134	27,246,274
Total current liabilities	220,839,165	174,354,415
Deferred income tax liabilities	10,954,883	9,603,096
Other non-current liabilities	—	2,300,000
Total non-current liabilities	10,954,883	11,903,096
Total liabilities	231,794,048	186,257,511

1. DESCRIPTION OF BUSINESS AND ORGANIZATION (Continued)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues	42,007,427	651,069,900	974,103,315
Net (loss) income	(8,856,826)	(79,742,764)	31,859,163
Net cash provided by (used in) operating activities	11,267,766	20,705,405	(34,200,424)
Net cash used in investing activities	(2,901,588)	(12,532,972)	(11,745,086)
Net cash provided by financing activities	2,007,447	17,510,000	30,764,265
Net increase (decrease) in cash	10,373,625	25,682,433	(15,181,245)
Cash at the beginning of the year	5,961,157	16,334,782	42,017,215
Cash at the end of the year	16,334,782	42,017,215	26,835,970